SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Short-Term Debt [Line Items]
Convertible note, net of discounts		$ 1,217,597	$ 1,217,597
Total Notes payable	548,452	1,217,597	1,217,597	5,428,936
Bridge Loan [Member]
Short-Term Debt [Line Items]
Total Notes payable				265,719
Related Party [Member]
Short-Term Debt [Line Items]
Total Notes payable	310,066			1,025,497
Promissory Note [Member]
Short-Term Debt [Line Items]
Total Notes payable	$ 238,386
Investors [Member]
Short-Term Debt [Line Items]
Total Notes payable				4,137,720
Investors [Member] | Bridge Loan [Member]
Short-Term Debt [Line Items]
Total Notes payable			$ 0	$ 265,719